Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 1,608,342	¥ 433,220	¥ 870,842
Domestic Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	575,101	89,440	228,018
Foreign Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 1,033,241	¥ 343,780	¥ 642,824